Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended
	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000222706
Average Annual Return [Line Items]
Average Annual Return, Percent	16.24%	5.75%
Without Sales Load [Member] | C000222707
Average Annual Return [Line Items]
Average Annual Return, Percent	16.39%	5.88%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	(0.13%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	(0.13%)
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%	5.39%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%	5.39%